Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Minimum operating lease payments recognised as expense	$ 181,000		$ 211,000	$ 209,000
Expense arising from exploration for and evaluation of mineral resources	$ 8,723,000		$ 2,428,000	$ 7,650,000
Subscription Agreements [Member]
Aggregate expense agreed to incur from exploration and evaluation of mineral resources		$ 4,005,200
Expense arising from exploration activities disallowed by tax authority		$ 1,138,896
Equivalent percentage of disallowance of expenditure	28.00%	28.00%
Estimated indemnity liability		$ 700,000
Expense arising from exploration for and evaluation of mineral resources		$ 5,605,681